UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 – November 30, 2013

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2013 (Unaudited)

Shares	Security Description	Value

Common Stock - 44.3%
Communications - 1.8%
37,700	Vodafone Group PLC, ADR (a)(b)	$1,398,293

Consumer Discretionary - 2.4%
16,100	The Home Depot, Inc. (a)(b)	1,298,787
3,900	Whirlpool Corp. (a)(b)	595,764
		1,894,551
Consumer Staples - 5.1%
29,300	Archer-Daniels-Midland Co. (a)(b)	1,179,325
10,300	Diageo PLC, ADR (a)(b)	1,315,001
5,600	Philip Morris International, Inc. (a)(b)	479,024
17,200	Walgreen Co. (a)(b)	1,018,240
		3,991,590
Energy - 8.3%
10,800	Chevron Corp. (a)(b)	1,322,352
15,600	Golar LNG, Ltd. (a)(b)	566,748
38,800	Kinder Morgan, Inc. (a)(b)	1,378,952
13,400	Royal Dutch Shell PLC, ADR (a)(b)	893,780
12,000	Schlumberger, Ltd. (a)(b)	1,061,040
35,100	The Williams Cos., Inc. (a)(b)	1,236,222
		6,459,094
Financials - 9.6%
12,100	ACE, Ltd. (a)(b)	1,243,638
24,200	JPMorgan Chase & Co. (a)(b)	1,384,724
29,500	Lazard, Ltd., Class A (a)(b)	1,231,035
126,500	NorthStar Realty Finance Corp. REIT (a)(b)	1,249,820
10,400	The Chubb Corp. (a)(b)	1,003,080
30,340	Wells Fargo & Co. (a)(b)	1,335,567
		7,447,864

Health Care - 9.1%
29,100	Abbott Laboratories (a)(b)	1,111,329
25,900	AbbVie, Inc. (a)(b)	1,254,855
17,900	Covidien PLC (a)(b)	1,221,854
25,800	GlaxoSmithKline PLC, ADR (a)(b)	1,365,336
12,900	Johnson & Johnson (a)(b)	1,221,114
16,600	Medtronic, Inc. (a)(b)	951,512
		7,126,000
Industrials - 4.3%
46,200	General Electric Co. (a)(b)	1,231,692
14,800	Honeywell International, Inc. (a)(b)	1,309,948
6,000	The Boeing Co. (a)(b)	805,500
		3,347,140
Information Technology - 2.9%
6,000	International Business Machines Corp. (a)(b)	1,078,080
15,800	QUALCOMM, Inc. (a)(b)	1,162,564
		2,240,644
Materials - 0.8%
20,300	Potash Corp. of Saskatchewan, Inc. (a)(b)	642,495
Total Common Stock (Cost $33,200,198)		34,547,671

Money Market Fund - 46.5%
36,226,091	Fidelity Institutional Cash Money Market Fund, 0.05% (c) (Cost $36,226,091)	36,226,091

Total Investments - 90.8% (Cost $69,426,289)*	$70,773,762
Total Written Options - (0.6)% (Premiums Received $(546,915))*	(495,586)
Other Assets & Liabilities, Net – 9.8%	7,627,629
Net Assets – 100.0%	$77,905,805

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2013 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.6)%
Call Options Written - (0.4)%
(92)	Abbott Laboratories	$39.00	12/13	$(2,116)
(67)	Abbott Laboratories	38.00	12/13	(4,489)
(120)	Abbott Laboratories	39.00	01/14	(5,940)
(69)	AbbVie, Inc.	50.00	12/13	(2,070)
(31)	AbbVie, Inc.	52.50	01/14	(775)
(31)	AbbVie, Inc.	50.00	01/14	(2,015)
(71)	ACE, Ltd.	100.00	12/13	(23,785)
(50)	ACE, Ltd.	100.00	01/14	(19,500)
(35)	Archer-Daniels-Midland Co.	44.00	12/13	(525)
(87)	Archer-Daniels-Midland Co.	43.00	12/13	(2,175)
(34)	Archer-Daniels-Midland Co.	42.00	12/13	(1,428)
(34)	Archer-Daniels-Midland Co.	41.00	12/13	(2,482)
(23)	Archer-Daniels-Midland Co.	46.00	01/14	(518)
(17)	Archer-Daniels-Midland Co.	45.00	01/14	(544)
(62)	Archer-Daniels-Midland Co.	44.00	01/14	(2,914)
(29)	Chevron Corp.	120.00	12/13	(8,845)
(38)	Chevron Corp.	125.00	01/14	(4,883)
(60)	Covidien PLC	67.50	12/13	(8,100)
(9)	Covidien PLC	65.00	12/13	(3,060)
(17)	Covidien PLC	70.00	01/14	(1,190)
(61)	Covidien PLC	67.50	01/14	(11,285)
(16)	Diageo PLC, ADR	135.00	12/13	(240)
(30)	Diageo PLC, ADR	130.00	12/13	(2,625)
(26)	Diageo PLC, ADR	135.00	01/14	(1,430)
(62)	General Electric Co.	28.00	12/13	(372)
(101)	General Electric Co.	27.00	12/13	(2,222)
(159)	General Electric Co.	26.00	12/13	(12,879)
(100)	General Electric Co.	28.00	01/14	(2,000)
(65)	GlaxoSmithKline PLC, ADR	52.50	12/13	(5,915)
(42)	GlaxoSmithKline PLC, ADR	54.84	01/14	(1,470)
(131)	Golar LNG, Ltd.	40.00	12/13	(1,965)
(43)	Honeywell International, Inc.	90.00	12/13	(2,795)
(23)	Honeywell International, Inc.	87.50	12/13	(4,370)
(16)	Honeywell International, Inc.	92.50	01/14	(896)
(16)	International Business Machines Corp.	180.00	12/13	(3,840)
(17)	International Business Machines Corp.	190.00	01/14	(1,513)
(3)	Johnson & Johnson	92.50	12/13	(750)
(112)	Johnson & Johnson	95.00	01/14	(16,352)
(59)	JPMorgan Chase & Co.	57.50	12/13	(5,133)
(53)	JPMorgan Chase & Co.	55.00	12/13	(13,409)
(31)	JPMorgan Chase & Co.	57.50	01/14	(4,619)
(57)	Kinder Morgan, Inc.	37.50	12/13	(513)
(147)	Kinder Morgan, Inc.	37.50	01/14	(4,483)
(111)	Lazard, Ltd., Class A	42.00	12/13	(8,325)
(60)	Lazard, Ltd., Class A	41.00	12/13	(7,950)
(63)	Lazard, Ltd., Class A	44.00	01/14	(2,835)
(23)	Medtronic, Inc.	57.50	12/13	(1,564)
(77)	Medtronic, Inc.	60.00	01/14	(1,810)
(428)	NorthStar Realty Finance Corp. REIT	10.00	12/13	(4,280)
(83)	NorthStar Realty Finance Corp. REIT	10.00	01/14	(1,868)
(23)	Philip Morris International, Inc.	90.00	12/13	(184)
(16)	Potash Corp. of Saskatchewan, Inc.	36.00	12/13	(80)
(61)	Potash Corp. of Saskatchewan, Inc.	35.00	12/13	(488)
(15)	Potash Corp. of Saskatchewan, Inc.	34.00	12/13	(195)
(31)	Potash Corp. of Saskatchewan, Inc.	35.00	01/14	(558)
(83)	QUALCOMM, Inc.	72.50	12/13	(15,230)
(37)	QUALCOMM, Inc.	75.00	01/14	(4,625)
(34)	Royal Dutch Shell PLC, ADR	67.50	12/13	(1,700)
(45)	Royal Dutch Shell PLC, ADR	67.50	01/14	(3,937)
(16)	Schlumberger, Ltd.	97.50	12/13	(120)
(46)	Schlumberger, Ltd.	95.00	12/13	(598)
(21)	Schlumberger, Ltd.	97.50	01/14	(788)
(11)	The Boeing Co.	140.00	12/13	(770)
(28)	The Boeing Co.	135.00	12/13	(6,692)
(11)	The Boeing Co.	125.00	12/13	(10,862)
(10)	The Boeing Co.	145.00	01/14	(880)
(61)	The Chubb Corp.	95.00	12/13	(12,139)
(16)	The Chubb Corp.	95.00	01/14	(4,000)
(58)	The Home Depot, Inc.	82.50	12/13	(2,784)
(36)	The Home Depot, Inc.	80.00	12/13	(5,256)
(39)	The Home Depot, Inc.	77.50	12/13	(12,675)
(17)	The Home Depot, Inc.	82.50	01/14	(1,853)
(57)	The Williams Cos., Inc.	39.00	12/13	(57)
(33)	The Williams Cos., Inc.	38.00	12/13	(99)
(41)	The Williams Cos., Inc.	37.00	12/13	(369)
(41)	The Williams Cos., Inc.	36.00	12/13	(1,066)
(42)	The Williams Cos., Inc.	38.00	01/14	(798)
(47)	The Williams Cos., Inc.	37.00	01/14	(1,692)
(162)	Vodafone Group PLC, ADR	38.00	12/13	(4,860)
(59)	Vodafone Group PLC, ADR	39.00	01/14	(2,065)
(74)	Vodafone Group PLC, ADR	38.00	01/14	(4,070)
(109)	Walgreen Co.	62.50	12/13	(4,687)
(25)	Walgreen Co.	65.00	01/14	(825)
(113)	Wells Fargo & Co.	44.00	12/13	(7,006)
(115)	Wells Fargo & Co.	45.00	01/14	(7,475)
(9)	Whirlpool Corp.	160.00	12/13	(1,044)
(9)	Whirlpool Corp.	155.00	12/13	(2,511)
(11)	Whirlpool Corp.	160.00	01/14	(3,322)
(10)	Whirlpool Corp.	155.00	01/14	(4,925)
Total Call Options Written (Premiums Received $(293,496))	(360,347)

Put Options Written - (0.2)%
(38)	Abbott Laboratories	37.00	12/13	(722)
(43)	Abbott Laboratories	36.00	12/13	(344)
(18)	Abbott Laboratories	35.00	12/13	(99)
(18)	Abbott Laboratories	34.00	12/13	(81)
(94)	Abbott Laboratories	36.00	01/14	(2,632)
(21)	Abbott Laboratories	35.00	01/14	(336)
(17)	AbbVie, Inc.	47.50	12/13	(850)
(23)	AbbVie, Inc.	45.00	12/13	(288)
(84)	AbbVie, Inc.	45.00	01/14	(3,864)
(37)	AbbVie, Inc.	42.50	01/14	(555)
(45)	ACE, Ltd.	95.00	12/13	(675)
(18)	ACE, Ltd.	92.50	12/13	(18)
(11)	ACE, Ltd.	95.00	01/14	(578)
(32)	ACE, Ltd.	92.50	01/14	(960)
(21)	Archer-Daniels-Midland Co.	39.00	12/13	(1,197)
(21)	Archer-Daniels-Midland Co.	38.00	12/13	(735)
(22)	Archer-Daniels-Midland Co.	37.00	12/13	(418)
(57)	Archer-Daniels-Midland Co.	34.00	12/13	(285)
(34)	Archer-Daniels-Midland Co.	33.00	12/13	(153)
(31)	Archer-Daniels-Midland Co.	37.00	01/14	(1,581)
(52)	Archer-Daniels-Midland Co.	36.00	01/14	(1,976)
(21)	Archer-Daniels-Midland Co.	35.00	01/14	(546)
(14)	Chevron Corp.	110.00	12/13	(154)
(11)	Chevron Corp.	120.00	01/14	(1,606)
(21)	Chevron Corp.	115.00	01/14	(1,197)
(13)	Covidien PLC	65.00	12/13	(195)
(34)	Covidien PLC	62.50	12/13	(34)
(50)	Covidien PLC	60.00	12/13	(50)
(17)	Covidien PLC	65.00	01/14	(850)
(42)	Covidien PLC	62.50	01/14	(945)
(24)	Diageo PLC, ADR	125.00	12/13	(2,040)
(36)	Diageo PLC, ADR	125.00	01/14	(6,300)
(62)	General Electric Co.	27.00	12/13	(4,092)
(111)	General Electric Co.	26.00	12/13	(2,109)
(69)	General Electric Co.	25.00	12/13	(345)
(80)	General Electric Co.	24.00	12/13	(240)
(34)	General Electric Co.	23.00	12/13	(68)
(31)	General Electric Co.	26.00	01/14	(1,550)
(73)	General Electric Co.	25.00	01/14	(1,679)
(23)	GlaxoSmithKline PLC, ADR	50.00	12/13	(115)
(73)	GlaxoSmithKline PLC, ADR	49.84	01/14	(1,642)
(40)	Golar LNG, Ltd.	35.00	12/13	(2,400)
(41)	Golar LNG, Ltd.	30.00	12/13	(41)
(31)	Golar LNG, Ltd.	35.00	01/14	(3,410)
(21)	Honeywell International, Inc.	85.00	12/13	(693)
(15)	Honeywell International, Inc.	82.50	12/13	(225)
(23)	Honeywell International, Inc.	80.00	12/13	(242)
(16)	Honeywell International, Inc.	82.50	01/14	(856)
(11)	International Business Machines Corp.	165.00	12/13	(198)
(17)	International Business Machines Corp.	175.00	01/14	(4,037)
(15)	Johnson & Johnson	90.00	12/13	(210)
(36)	Johnson & Johnson	87.50	12/13	(288)
(23)	Johnson & Johnson	85.00	12/13	(138)
(31)	Johnson & Johnson	90.00	01/14	(1,457)
(45)	JPMorgan Chase & Co.	50.00	12/13	(225)
(45)	JPMorgan Chase & Co.	49.00	12/13	(180)
(31)	JPMorgan Chase & Co.	52.50	01/14	(1,488)
(31)	JPMorgan Chase & Co.	50.00	01/14	(682)
(79)	Kinder Morgan, Inc.	32.50	12/13	(474)
(147)	Kinder Morgan, Inc.	32.50	01/14	(3,528)
(21)	Lazard, Ltd., Class A	39.00	12/13	(368)
(43)	Lazard, Ltd., Class A	38.00	12/13	(43)
(46)	Lazard, Ltd., Class A	34.00	12/13	(46)
(84)	Lazard, Ltd., Class A	38.00	01/14	(2,730)
(56)	Medtronic, Inc.	57.50	12/13	(4,760)
(27)	Medtronic, Inc.	52.50	12/13	(203)
(42)	Medtronic, Inc.	55.00	01/14	(2,226)
(157)	NorthStar Realty Finance Corp. REIT	9.00	12/13	(157)
(152)	NorthStar Realty Finance Corp. REIT	9.00	01/14	(152)
(23)	Philip Morris International, Inc.	82.50	12/13	(690)
(36)	Potash Corp. of Saskatchewan, Inc.	31.00	12/13	(1,440)
(22)	Potash Corp. of Saskatchewan, Inc.	30.00	12/13	(374)
(39)	Potash Corp. of Saskatchewan, Inc.	29.00	12/13	(273)
(16)	Potash Corp. of Saskatchewan, Inc.	28.00	12/13	(80)
(21)	Potash Corp. of Saskatchewan, Inc.	30.00	01/14	(1,071)
(16)	QUALCOMM, Inc.	67.50	12/13	(192)
(22)	QUALCOMM, Inc.	65.00	12/13	(88)
(46)	QUALCOMM, Inc.	62.50	12/13	(184)
(42)	QUALCOMM, Inc.	67.50	01/14	(1,470)
(37)	Royal Dutch Shell PLC, ADR	65.00	12/13	(925)
(15)	Schlumberger, Ltd.	90.00	12/13	(4,080)
(31)	Schlumberger, Ltd.	87.50	12/13	(4,231)
(16)	Schlumberger, Ltd.	85.00	12/13	(992)
(34)	Schlumberger, Ltd.	85.00	01/14	(5,372)
(16)	The Boeing Co.	135.00	12/13	(3,016)
(16)	The Boeing Co.	130.00	12/13	(1,904)
(17)	The Boeing Co.	125.00	12/13	(799)
(28)	The Boeing Co.	110.00	12/13	(336)
(11)	The Boeing Co.	120.00	01/14	(902)
(29)	The Chubb Corp.	95.00	12/13	(2,073)
(33)	The Chubb Corp.	90.00	12/13	(396)
(21)	The Chubb Corp.	90.00	01/14	(788)
(21)	The Home Depot, Inc.	75.00	12/13	(315)
(61)	The Home Depot, Inc.	70.00	12/13	(305)
(18)	The Home Depot, Inc.	67.50	12/13	(72)
(17)	The Home Depot, Inc.	78.00	12/13	(1,139)
(17)	The Home Depot, Inc.	70.00	01/14	(306)
(94)	The Williams Cos., Inc.	33.00	12/13	(1,504)
(34)	The Williams Cos., Inc.	32.00	12/13	(306)
(23)	The Williams Cos., Inc.	31.00	12/13	(138)
(52)	The Williams Cos., Inc.	32.00	01/14	(1,430)
(42)	The Williams Cos., Inc.	31.00	01/14	(756)
(83)	Vodafone Group PLC, ADR	36.00	12/13	(1,660)
(36)	Vodafone Group PLC, ADR	35.00	12/13	(360)
(32)	Vodafone Group PLC, ADR	34.00	12/13	(32)
(94)	Vodafone Group PLC, ADR	35.00	01/14	(2,350)
(21)	Vodafone Group PLC, ADR	34.00	01/14	(315)
(15)	Walgreen Co.	57.50	12/13	(1,357)
(23)	Walgreen Co.	55.00	12/13	(828)
(23)	Walgreen Co.	52.50	12/13	(322)
(47)	Walgreen Co.	55.00	01/14	(3,219)
(33)	Wells Fargo & Co.	41.00	12/13	(231)
(57)	Wells Fargo & Co.	40.00	12/13	(257)
(23)	Wells Fargo & Co.	39.00	12/13	(69)
(94)	Wells Fargo & Co.	41.00	01/14	(2,538)
(20)	Wells Fargo & Co.	40.00	01/14	(370)
(9)	Whirlpool Corp.	150.00	12/13	(2,322)
(15)	Whirlpool Corp.	145.00	12/13	(1,897)
(26)	Whirlpool Corp.	140.00	12/13	(1,703)
(11)	Whirlpool Corp.	135.00	12/13	(341)
(13)	Whirlpool Corp.	135.00	01/14	(1,560)
Total Put Options Written (Premiums Received $(253,419))	(135,239)
Total Written Options - (0.6)% (Premiums Received $(546,915))	$(495,586)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2013 (Unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of November 30, 2013.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,924,870
Gross Unrealized Depreciation	(526,068)
Net Unrealized Appreciation	$1,398,802

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of November 30, 2013.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$1,398,293	$-	$-	$1,398,293
Consumer Discretionary	1,894,551	-	-	1,894,551
Consumer Staples	3,991,590	-	-	3,991,590
Energy	6,459,094	-	-	6,459,094
Financials	7,447,864	-	-	7,447,864
Health Care	7,126,000	-	-	7,126,000
Industrials	3,347,140	-	-	3,347,140
Information Technology	2,240,644	-	-	2,240,644
Materials	642,495	-	-	642,495
Money Market Fund	-	36,226,091	-	36,226,091
Total Investments At Value	34,547,671	36,226,091	-	70,773,762
Total Assets	$34,547,671	$36,226,091	$-	$70,773,762

Liabilities
Other Financial Instruments**
Written Options	(494,956)	(630)	-	(495,586)
Total Liabilities	$(494,956)	$(630)	$-	$(495,586)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By :	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 02, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By :	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 02, 2014

By :	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 02, 2014